Condensed Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash Flows from Operating Activities:
Net income	¥ 861,773	¥ 274,860
Net income from Discontinued Operations	(89,542)	(8,571)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	217,601	200,584
Principal payments received under net investment in leases	281,585	242,910
Provision for credit losses	1,830	9,781
Equity in net income of equity method investments	(809,610)	(50,327)
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	(68,750)	(98,200)
Gains on sales of securities other than trading	(3,125)	(4,036)
Gains on sales of operating lease assets	(35,152)	(31,005)
Write-downs of long-lived assets	10,300	1,397
Write-downs of securities	51	749
Increase in trading securities	(9,783)	(9,804)
Increase in inventories	(13,908)	(10,166)
Decrease in trade notes, accounts and other receivable	25,127	49,543
Decrease in trade notes, accounts and other payable	(18,305)	(19,938)
Increase in policy liabilities and policy account balances	123,224	196,700
Other, net	179,266	(151,268)
Net cash provided by operating activities (Continuing Operations)	652,582	593,209
Net cash provided by operating activities (Discontinued Operations)	6,732	14,804
Net cash provided by operating activities	659,314	608,013
Cash Flows from Investing Activities:
Purchases of lease equipment	(743,863)	(614,727)
Originations of installment loans	(498,355)	(348,589)
Principal collected on installment loans	362,108	295,415
Proceeds from sales of operating lease assets	171,625	125,261
Investments in equity method investees, net	30,276	(33,345)
Proceeds from sales of equity method investments	8,157	101,338
Purchases of available-for-sale debt securities	(265,941)	(312,502)
Proceeds from sales of available-for-sale debt securities	101,483	110,889
Proceeds from redemption of available-for-sale debt securities	45,807	55,686
Purchases of equity securities other than trading	(38,716)	(54,486)
Proceeds from sales of equity securities other than trading	234,322	52,367
Purchases of property under facility operations	(53,732)	(29,156)
Acquisitions of subsidiaries, net of cash acquired	(325)	(98,371)
Sales of subsidiaries, net of cash disposed	94,373	35,457
Other, net	7,692	(10,585)
Net cash used in investing activities (Continuing Operations)	(545,089)	(725,348)
Net cash used in investing activities (Discontinued Operations)	(52,890)	(65,742)
Net cash used in investing activities	(597,979)	(791,090)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	25,561	128,076
Proceeds from debt with maturities longer than three months	391,346	630,925
Repayment of debt with maturities longer than three months	(573,851)	(489,992)
Net (decrease) increase in deposits due to customers	4,382	(3,550)
Cash dividends paid to ORIX Corporation shareholders	(68,675)	(65,920)
Acquisition of treasury stock	(148,912)	(71,681)
Contribution from noncontrolling interests	7,421	2,117
Purchases of shares of subsidiaries from noncontrolling interests	(1,524)	(585)
Other, net	(6,544)	(5,921)
Net cash (used in) provided by financing activities (Continuing Operations)	(370,796)	123,469
Net cash provided by financing activities (Discontinued Operations)	110,620	123,147
Net cash (used in) provided by financing activities	(260,176)	246,616
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	(5,505)	10,201
Net (decrease) increase in Cash, Cash Equivalents and Restricted Cash	(204,346)	73,740
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,451,099	1,321,983
Less Cash, Cash Equivalents and Restricted Cash at Beginning of Period (Discontinued Operations)	(321,611)	(263,830)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period (Continuing Operations)	1,129,488	1,058,153
Cash, Cash Equivalents and Restricted Cash at End of Period	1,246,753	1,395,723
Less Cash, Cash Equivalents and Restricted Cash at End of Period (Discontinued Operations)	0	(305,030)
Cash, Cash Equivalents and Restricted Cash at End of Period (Continuing Operations)	¥ 1,246,753	¥ 1,090,693